Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available for Sale
Available for Sale, Amortized Cost	$ 50,601	$ 49,633
Available for Sale, Gross Unrealized Gains	547	1,185
Available for Sale, Gross Unrealized (Losses)	(790)	(54)
Available for Sale, Market Value	50,358	50,764
Held to Maturity
Held to Maturity, Amortized Cost	2,255	2,345
Held to Maturity Securities, Gross Unrealized Gains	145	225
Held to Maturity Securities, Gross Unrealized (Losses)
Held to Maturity, Market Value	2,400	2,570
US Treasury Securities and Obligations of US Government Corporations and Agencies
Available for Sale
Available for Sale, Amortized Cost	7,111	9,181
Available for Sale, Gross Unrealized Gains	36	66
Available for Sale, Gross Unrealized (Losses)	(105)
Available for Sale, Market Value	7,042	9,247
Municipal Notes
Available for Sale
Available for Sale, Amortized Cost	13,694	10,413
Available for Sale, Gross Unrealized Gains	216	368
Available for Sale, Gross Unrealized (Losses)	(301)	(23)
Available for Sale, Market Value	13,609	10,758
Held to Maturity
Held to Maturity, Amortized Cost	2,255	2,345
Held to Maturity Securities, Gross Unrealized Gains	145	225
Held to Maturity Securities, Gross Unrealized (Losses)
Held to Maturity, Market Value	2,400	2,570
Corporate Securities
Available for Sale
Available for Sale, Amortized Cost	1,085	1,135
Available for Sale, Gross Unrealized Gains	12	15
Available for Sale, Gross Unrealized (Losses)
Available for Sale, Market Value	1,097	1,150
Mortgage Backed Securities
Available for Sale
Available for Sale, Amortized Cost	28,708	28,901
Available for Sale, Gross Unrealized Gains	279	736
Available for Sale, Gross Unrealized (Losses)	(384)	(29)
Available for Sale, Market Value	28,603	29,608
Equity Securities
Available for Sale
Available for Sale, Amortized Cost	3	3
Available for Sale, Gross Unrealized Gains	4
Available for Sale, Gross Unrealized (Losses)		(2)
Available for Sale, Market Value	$ 7	$ 1